Commitments	12 Months Ended
Dec. 31, 2021
Commitments
Commitments

24 Commitments

Future payments for non-cancellable leases

The Group has various lease contracts in relation to the expansion of the Rostock headquarters and leasing of the Frankfurt laboratory, Berlin Airport, Düsseldorf Airport, Frankfurt Airport and additional laboratory space in Hamburg. The future lease payments and utilities for these non-cancellable lease contracts are EUR 107k within one year, EUR 2,370k within five years and EUR 4,219k thereafter (2020: EUR 283k within one year, EUR 1,686k within five years and EUR 4,855k thereafter).

The Group has various non-cancellable lease contracts of office equipment and storage spaces which had a lease term of less than 12 months or were related to leases of low-value assets, and therefore the short-term lease recognition exemption was applied to these contracts. The future lease payments for these non-cancellable lease contracts are EUR 44k within one year (2020: EUR 33k) and EUR 49k within five years (2020: EUR 9k).

Future payment obligations

During 2021, the Group concluded agreements with suppliers, for goods and services to be provided in 2022 with a total payment obligation of EUR 6,620k (2020: EUR 4,669k).